Annual Total Returns- Janus Henderson High-Yield Fund (Class A C S I N R T Shares) [BarChart] - Class A C S I N R T Shares - Janus Henderson High-Yield Fund - Class T	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.20%	14.30%	7.31%	0.69%	(1.40%)	12.82%	6.09%	(3.06%)	15.34%	5.49%